SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
Schedule of disaggregation of revenue by country

	Years ended December 31,
	2019		2020		2021

United States	$8,261	55%	$17,519	97%	$31,849	99%
PRC	6,824	45%	587	3%	370	1%
Total Revenue	$15,085	100%	$18,106	100%	$32,219	100%